BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 259,228
Total Current Assets	51,280,943
TOTAL ASSETS	51,280,943
Current Liabilities:
Accounts payable	103,175
Total current liabilities	1,654,216
Long Term Liabilities:
TOTAL LIABILITIES	1,654,216
Stockholders’ Deficit:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 31,576,253 and 30,000,000 issued as of December 31, 2021 and December 31, 2020, respectively, and 31,617,920 and 30,000,000 outstanding as of December 31, 2021 and December 31, 2020, respectively	151
Additional paid-in capital
Accumulated deficit	(1,285,384)
Total stockholders’ deficit	(1,285,233)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	51,280,943
Varian Biopharmaceuticals [Member]
Current Assets:
Cash	4,554	2,038
Prepaid expenses	17,563
Total Current Assets	22,117	2,038
TOTAL ASSETS	22,117	2,038
Current Liabilities:
Accounts payable	87,227	415,335
Accrued expenses - related parties	170,000	60,000
Accrued expenses - other	441,744	117,500
Loans from related parties, current	21,396	21,396
Total current liabilities	720,367	614,231
Long Term Liabilities:
Loans from related parties, net of current	526,511
Total Long Term Liabilities	526,511
TOTAL LIABILITIES	1,246,878	614,231
Stockholders’ Deficit:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 31,576,253 and 30,000,000 issued as of December 31, 2021 and December 31, 2020, respectively, and 31,617,920 and 30,000,000 outstanding as of December 31, 2021 and December 31, 2020, respectively	3,158	3,000
Additional paid-in capital	864,265
Accumulated deficit	(2,092,184)	(615,193)
Total stockholders’ deficit	(1,224,761)	(612,193)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 22,117	$ 2,038